Cover - $ / shares	12 Months Ended
	Dec. 31, 2025	Apr. 30, 2026
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42767
Entity Registrant Name	J-Star Holding Co., Ltd.
Entity Central Index Key	0001875016
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7F-1, No. 633, Sec. 2
Entity Address, Address Line Two	Taiwan Blvd
Entity Address, Address Line Three	Xitun District
Entity Address, City or Town	Taichung City
Entity Address, Country	TW
Entity Address, Postal Zip Code	407
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	YMAT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		13,953,333
Entity Listing, Par Value Per Share	$ 0.50
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of J-star Holding Co., Ltd. and its subsidiaries (collectively the “Group”) as of December 31, 2025 and 2024 and the related consolidated statements of comprehensive (loss) income, changes in equity, and cash flows for each year in the three-year period ended December 31, 2025 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each year in the three-year period ended December 31, 2025, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7F-1, No. 633, Sec. 2
Entity Address, Address Line Two	Taiwan Blvd
Entity Address, Address Line Three	Xitun District
Entity Address, City or Town	Taichung City
Entity Address, Country	TW
Entity Address, Postal Zip Code	407
City Area Code	+886
Local Phone Number	423229900
Contact Personnel Name	Mr. Jing-Bin Chiang